UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      VISIONARY ASSET MANAGEMENT, INC.
           -----------------------------------------------------

Address:   2500 WILCREST DRIVE, SUITE 640, HOUSTON, TX 77042
           -----------------------------------------------------

Form 13F File Number: 028-14671
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RITA DEFLORIO
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  866-940-4932
        -------------------------

Signature, Place, and Date of Signing:

/s/ RITA C. DEFLORIO                    HOUSTON, TX                   7/11/12
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            31
                                         ------------
Form 13F Information Table Value Total:       158,468
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  -------------------    -----------------------------------------
1    028-14672              NEXT FINANCIAL HOLDINGS
2    028-14673		    WE2, INC.

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

                                               FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       NONE
---------------------------  -----------------  ---------- --------- -------  --- ---- ------- -------- ----------------
FIRST TR EXCHANGE TRADED FD   TECH ALPHADEX	33734X176     607     29127   SH       DEFINED	NONE	   29127
ISHARES INC 	              MSCI GERMAN	464286806     432     21833   SH       DEFINED	NONE       21833
ISHARES INC 	              MSCI SWITZERLD	464286749     449     19614   SH       DEFINED	NONE	   19614
ISHARES TR 	              BARCLY USAGG B	464287226    7293     65528   SH       DEFINED	NONE	   65528
ISHARES TR 	              MSCI EMERG MKT	464287234     644     16445   SH       DEFINED	NONE	   16445
ISHARES TR 	              IBOXX INV CPBD	464287242    2364     20104   SH       DEFINED	NONE	   20104
ISHARES TR 	              BARCLYS 20+ YR	464287432    1697     13555   SH       DEFINED	NONE	   13555
ISHARES TR 	              BARCLYS 7-10 YR	464287440    5025     46558   SH       DEFINED	NONE	   46558
ISHARES TR 	              BARCLYS 1-3 YR	464287457   41587    492915   SH       DEFINED	NONE	  492915
ISHARES TR 	              RUSSELL1000VAL	464287598    1024     15010   SH       DEFINED	NONE	   15010
ISHARES TR 	              DJ US TELECOMM	464287713    1330     59205   SH       DEFINED	NONE	   59205
ISHARES TR 	              BARCLYS 1-3YR CR	464288646    3074     29359   SH       DEFINED	NONE	   29359
ISHARES TR 	              BARCLYS 3-7 YR	464288661   38320    311543   SH       DEFINED	NONE	  311543
ISHARES TR 	              HGH DIV EQT FD	46429B663     744     12530   SH       DEFINED	NONE	   12530
JPMORGAN CHASE & CO 	      ALERIAN ML ETN	46625H365     599     15460   SH       DEFINED	NONE	   15460
POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT	73935S105     850     33015   SH       DEFINED	NONE	   33015
POWERSHS DB MULTI SECT COMM   PS DB AGRICUL FD	73936B408     348     12320   SH       DEFINED	NONE	   12320
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL	73936D107     690     30692   SH       DEFINED	NONE	   30692
PROSHARES TR 	              PSHS ULSHT SP500	74347R883     204     13069   SH       DEFINED	NONE	   13069
PROSHARES TR 	              ULTR 7-10 TREA	74347R180   34256    606625   SH       DEFINED	NONE	  606625
RYDEX ETF TRUST 	      GUG S&P500 EQ WT	78355W106    1317     26604   SH       DEFINED	NONE	   26604
SELECT SECTOR SPDR TR 	      SBI CONS DISCR	81369Y407    1523     34799   SH       DEFINED	NONE	   34799
SELECT SECTOR SPDR TR 	      SBI CONS STPLS	81369Y308    1144     32914   SH       DEFINED	NONE	   32914
SELECT SECTOR SPDR TR 	      SBI HEALTHCARE	81369Y209    2833     74539   SH       DEFINED	NONE	   74539
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY	81369Y506     810     12201   SH       DEFINED	NONE	   12201
SELECT SECTOR SPDR TR 	      SBI INT-FINL	81369Y605    1197     81809   SH       DEFINED	NONE	   81809
SELECT SECTOR SPDR TR 	      SBI INT-UTILS	81369Y886    3276     88551   SH       DEFINED	NONE	   88551
SELECT SECTOR SPDR TR 	      SBI MATERIALS	81369Y100    1162     32928   SH       DEFINED	NONE	   32928
SELECT SECTOR SPDR TR 	      TECHNOLOGY	81369Y803    1554     54116   SH       DEFINED	NONE	   54116
SPDR SERIES TRUST 	      S&P DIVID ETF	78464A763    1343     24125   SH       DEFINED	NONE	   24125
SPDR SERIES TRUST 	      S&P PHARMAC	78464A722     772     13016   SH       DEFINED	NONE	   13016